Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 20,157,708	$ 18,927,927	$ 19,695,675
Restricted cash	500,000	500,000	687,500
Accounts receivable (net of allowance of $2,047,603 at September 30, 2014 and $1,662,593 at December 31, 2013)	30,462,924	44,688,470	29,610,068
Other receivables	287,668	133,646	418,870
Bunker inventory	21,050,009	21,072,192	13,856,452
Advance hire, prepaid expenses and other current assets	10,916,092	12,744,125	9,774,424
Total current assets	83,374,401	98,066,360	74,042,989
Fixed assets, net	225,179,262	197,153,889	156,188,373
Investment in newbuildings in-process	25,576,943	31,900,000	0
Other noncurrent assets	1,495,078	3,253,022	905,744
Total assets	335,625,684	330,373,271	231,137,106
Current liabilities
Accounts payable and accrued expenses	40,623,223	45,878,378	27,953,763
Related party debt	46,371,713	7,616,248	20,395,323
Deferred revenue	5,862,960	16,155,498	13,422,447
Current portion long-term debt	18,686,730	16,065,483	13,390,382
Line of credit	3,000,000	3,000,000	3,000,000
Dividends payable	29,381,125	23,177,503	9,840,005
Other current liablities	263,982	0	1,355,859
Total current liabilties	144,189,733	111,893,110	89,357,779
Secured long-term debt, net	91,719,946	83,302,421	68,485,753
Related party long-term debt, net	0	17,303,918	0
Other non-current liabilties		0	181,382
Commitments and contingencies
Convertible redeemable preferred stock, net of issuance costs ($1,000 par value, 112,500 shares authorized, 89,114 and 64,047 shares issued and outstanding at September 30, 2014 December 31, 2013, respectively)	103,236,399	103,236,399	69,450,675
Stockholders' (deficit) equity:
Common stock ($1.00 par value, 199,829 shares authorized 87,329 shares issued and outstanding at September 30, 2014, December 31, 2013 and December 31, 2012 191,606 shares issued and outstanding on pro forma basis	87,329	87,329	87,329
Additional paid-in capital	0	0	197,035
Accumulated deficit	(7,324,015)	(5,933,870)	174,385
Total Bulk Partners (Bermuda) LTD. deficit	(7,236,686)	(5,846,541)	458,749
Non-controlling interests	3,716,292	20,483,964	3,202,768
Total stockholders' (deficit) equity	(3,520,394)	14,637,423	3,661,517
Total liabilities, convertible reemable preferred stock and stockholders' deficit	$ 335,625,684	$ 330,373,271	$ 231,137,106